Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash
	As of December 31,
	2024	2023
Cash on hand	$541,937	$472,641
Cash in bank	21,394,485	19,762,586
Subtotal	21,936,422	20,235,227
Restricted cash – current	27,642	100,764
Restricted cash – non-current	1,432,738	1,608,762
Subtotal	23,396,802	21,944,753
Cash at banks attributable to discontinued operations	-	28,642
Cash, cash equivalents, and restricted cash	$23,396,802	$21,973,395